     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 1997

                                                   Registration No. 33-43763
                                                   Registration No. 811-6455

                   ----------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  ----------
                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /   /
                      Pre-Effective Amendment No.   /   /
                     Post-Effective Amendment No.  9   /X/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /   /
                             Amendment No. 26   /X/

                                  -----------

                             VA-I SEPARATE ACCOUNT
                                       of
                       FIRST UNUM LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                       FIRST UNUM LIFE INSURANCE COMPANY
                              (Name of Depositor)
                             120 White Plains Road
                           Tarrytown, New York 10591
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (800) 893-7168

                           ROSEMARY A. MOORE, ESQUIRE
                       First UNUM Life Insurance Company
                              2211 Congress Street
                             Portland, Maine 04122
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) /X / immediately upon filing pursuant to paragraph (b) of Rule 485
/  /  on                 , pursuant to paragraph (b) of Rule 485
/  /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/  /  on                 , pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

In accordance with Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its securities under the Securities Act of 1933. That election was previously filed in Registrant's Form N-4 registration statement (File No. 33-43763). The Registrant filed its Rule 24f-2 Notice on February 26, 1997, for the fiscal year ended December 31, 1996.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously-filed registration statement, Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 of the VA-I Separate Account filed May 1, 1996 (File Nos. 33-43763, 811-6455), is incorporated by reference herein in its entirety.

The following undertaking is added to Part C, Undertakings:

First UNUM Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First UNUM Life Insurance Company.

In addition, the Powers of Attorney of Edward R. Hillman and Robert G. Ostrander are attached hereto.

                               POWER OF ATTORNEY


     I, an undersigned Director of First UNUM Life Insurance Company ("UNUM"), hereby appoint Kevin J. Tierney, my true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for me and in my stead, in any and all capacities to execute and file a registration statement on Form N-4 pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 with respect to any variable annuity products funded through one or more separate accounts of UNUM, and any and all amendments (including post-effective amendments) and all documents relating thereto, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing necessary or advisable to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent or his substitute or substitutes may lawfully do or cause to be done by virtue hereof.

WITNESS my signature on the date set forth below:

NAME                           TITLE         DATE
----                           -----         ----



/s/ Edward R. Hillman          Director      April 7, 1997
---------------------------
Edward R. Hillman

                               POWER OF ATTORNEY


     I, an undersigned Director of First UNUM Life Insurance Company ("UNUM"), hereby appoint Kevin J. Tierney, my true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for me and in my stead, in any and all capacities to execute and file a registration statement on Form N-4 pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 with respect to any variable annuity products funded through one or more separate accounts of UNUM, and any and all amendments (including post-effective amendments) and all documents relating thereto, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing necessary or advisable to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent or his substitute or substitutes may lawfully do or cause to be done by virtue hereof.

WITNESS my signature on the date set forth below:

NAME                           TITLE         DATE
----                           -----         ----



/s/ Robert G. Ostrander        Director      April 7, 1997
-------------------------
Robert G. Ostrander

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf, in the City of Tarrytown, and State of New York on this 10th day of July, 1997, and the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus.

                                          VA-I Separate Account of First
                                          UNUM Life Insurance Company
                                                   (Registrant)

                                  By: /s/ Stephen B. Center
                                     -------------------------------------
                                           Stephen B. Center
                                           President


                                 First UNUM Life Insurance Company
                                        (Depositor)

                                 By: /s/ Stephen B. Center
                                    --------------------------------------
                                          Stephen B. Center
                                          President

As required by the Securities Act of 1933 this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                TITLE                             DATE
/s/ Stephen B. Center                                                      July 10, 1997
------------------------------------
    Stephen B. Center                    President
                                         (Principal Executive Officer)


/s/ Nicholas J. Desiderio                                                  July 10, 1997
------------------------------------
    Nicholas J. Desiderio                Vice President and
                                         Chief Financial Officer
                                         (Principal Financial Officer)

/s/ Scott P. McGregor                                                      July 10, 1997
------------------------------------
    Scott P. McGregor                    2nd Vice President and
                                         Controller
                                         (Principal Accounting Officer)

    *
------------------------------------                                       July 10, 1997
Robert E. Cash                           Director

    *
------------------------------------                                       July 10, 1997
Stephen B. Center                        Director

    *
------------------------------------                                       July 10, 1997
Robert G. Ostrander                      Director

    *
------------------------------------                                       July 10, 1997
Peter J. Moynihan                        Director

    *
------------------------------------                                       July 10, 1997
Peter P. Mullen                          Director

    *
------------------------------------                                       July 10, 1997
James F. Orr III                         Director

    *
------------------------------------                                       July 10, 1997
Henry M. White, Jr.                      Director

    *
------------------------------------                                       July 10, 1997
Edith Weiner                             Director

   *
------------------------------------                                       July 10, 1997
   Edward R. Hillman                     Director


/s/ Kevin J. Tierney                                                       July 10, 1997
-------------------------------------
    Kevin J. Tierney                     Director


* By:   /s/ Kevin J. Tierney                                               July 10, 1997
        --------------------
        Kevin J. Tierney
        Attorney-in-fact